Commitments	6 Months Ended
Jun. 30, 2022
Disclosure Of Commitments Text Block Abstract
Commitments

27. Commitments

The Group had the following purchase commitments at the end of the reporting period which are not yet reflected in the financial statements.

	December 31, 2021	June 30, 2022
	RMB’000	RMB’000
		(Unaudited)
Intangible assets	5,000	6,300
Music education equipment	6,091	—
	11,091	6,300